Financial Instruments - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	$ 4.5	$ 66.1
Current derivative financial assets	1.1	8.7
Current derivative financial liabilities	0.4	14.8
Embedded Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	0.0	65.7
Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets		8.7
Current derivative financial assets	0.4	1.1
Current derivative financial liabilities		10.5
Interest rate cap [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	$ 4.5	0.4
Foreign Exchange Collar Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities		$ 4.3